Consolidated statements of profit or loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statements [Line Items]
Total revenue	$ 157,620	$ 125,773	$ 98,676
Total cost	(52,832)	(49,592)	(34,851)
Gross profit	104,788	76,181	63,825
Operating expenses
General and administrative	(28,348)	(31,889)	(13,961)
Sales and marketing	(67,798)	(63,521)	(23,844)
Research and development	(57,205)	(45,186)	(19,039)
Other losses	(1,356)	(1,514)	(462)
Income (loss) from operations	(49,919)	(65,929)	6,519
Financial income	23,770	7,414	3,904
Financial expense	(31,401)	(12,058)	(7,038)
Financial result, net	(7,631)	(4,644)	(3,134)
Equity results	1,106	587	78
Income (loss) before income tax	(56,444)	(69,986)	3,463
Income tax
Current	(877)	(1,646)	(4,904)
Deferred	4,902	11,118	616
Total income tax	4,025	9,472	(4,288)
Net loss for the year	(52,419)	(60,514)	(825)
Attributable to controlling shareholders	(52,418)	(60,511)	(914)
Non-controlling interest	$ (1)	$ (3)	$ 89
Loss per share
Basic loss per share	$ (0.275)	$ (0.333)	$ (0.005)
Diluted loss per share	$ (0.275)	$ (0.333)	$ (0.005)
Subscription revenue [Member]
Statements [Line Items]
Total revenue	$ 148,475	$ 118,466	$ 93,366
Services revenue [Member]
Statements [Line Items]
Total revenue	9,145	7,307	5,310
Subscription cost [Member]
Statements [Line Items]
Total cost	(41,408)	(38,380)	(27,801)
Services cost [Member]
Statements [Line Items]
Total cost	$ (11,424)	$ (11,212)	$ (7,050)